Off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2021
Off-balance sheet commitments
Schedule of low value and short-term leases
€ millions	2021	2020
Not later than one year	20	2
Between one and five years	21	14
More than five years	-	-
Closing balance	41	16